Consolidated statement of changes in equity - GBP (£) £ in Millions		Total		Share capital [member]	Share premium [member]	Treasury shares [member]	Capital redemption reserve [member]	Fair value reserve [member]		Translation reserve [member]	Retained earnings [member]		Equity attributable to equity holders of the company [member]	Non-controlling interest [member]
Beginning Balance at Dec. 31, 2019		£ 4,323		£ 195	£ 2,614	£ (24)	£ 11	£ 39	[1]	£ 567	£ 911	[1]	£ 4,313	£ 10
Adjustment (see note 1b.) at Dec. 31, 2019	[1]							(31)			31
Beginning balance, (restated) at Dec. 31, 2019		4,323		195	2,614	(24)	11	8	[1]	567	942	[1]	4,313	10
Statement [LineItems]
Profit for the year		330	[1]								330	[1]	330
Other comprehensive income/(expense)		(225)	[1]					(12)	[1]	(179)	(34)	[1]	(225)
Total comprehensive income for the year		105	[1]					(12)	[1]	(179)	296	[1]	105
Equity-settled transactions		29									29	[1]	29
Issue of ordinary shares under share option schemes		6			6								6
Buyback of equity		(176)	[2]	(7)			7				(176)	[1]	(176)
Purchase of treasury shares		(6)				(6)							(6)
Release of treasury shares						23					(23)	[1]
Dividends		(147)									(146)	[1]	(146)	(1)
Ending balance at Dec. 31, 2020		4,134		188	2,620	(7)	18	(4)	[1]	388	922	[1]	4,125	9
Statement [LineItems]
Profit for the year		178	[1]								177	[1]	177	1
Other comprehensive income/(expense)		99	[1]					4	[1]	(2)	97	[1]	99
Total comprehensive income for the year		277	[1]					4	[1]	(2)	274	[1]	276	1
Equity-settled transactions		28									28	[1]	28
Issue of ordinary shares under share option schemes		6		1	6	(1)							6
Purchase of treasury shares		(16)				(16)							(16)
Release of treasury shares		12				12					(12)	[1]
Transfer of gain on disposal of FVOCI investment	[1]							(4)			4
Dividends		(149)									(149)	[1]	(149)
Ending balance at Dec. 31, 2021		4,280	[1]	189	2,626	(12)	18	(4)	[1]	386	1,067	[1]	4,270	10
Statement [LineItems]
Profit for the year		244									242		242	2
Other comprehensive income/(expense)		390						18		323	47		388	2
Total comprehensive income for the year		634						18		323	289		630	4
Equity-settled transactions		38									38		38
Taxation on equity-settled transactions		3									3		3
Issue of ordinary shares under share option schemes		7		0	7	0							7
Buyback of equity		(353)		(10)			10				(353)		(353)
Purchase of treasury shares		(37)				(37)	0						(37)
Release of treasury shares		34				34					(34)
Transfer of gain on disposal of FVOCI investment								(27)			27
Dividends		(157)									(156)		(156)	(1)
Ending balance at Dec. 31, 2022		£ 4,415		£ 179	£ 2,633	£ (15)	£ 28	£ (13)		£ 709	£ 881		£ 4,402	£ 13

[1]	Comparative balances have been restated – see Note 1b.
[2]	Comparative balances have been restated – see Note 1b. In addition, the Group has changed the presentation of the consolidated cash flow statement with the aim of simplifying for the reader. The reconciliation to net cash generated from operations is now presented above and certain line items have been aggregated and disaggregated. There has been no change to the classification of cash flows as operating, investing and financing.